NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1- NATURE OF OPERATIONS

Nature of Operations

Stratos Renewables Corporation (the “Company”) was incorporated in the State of Nevada on September 29, 2004. The Company was a development import/export business in products derived from hydrocarbons and bio-fuels. They ceased doing business and dissolved on May 27, 2014. On June 15, 2021, the Company was revived and is exploring opportunities to identify targets for acquisition.

The Company had a subsidiary Stratos del Peru S.A.C. in Peru. This entity is no longer active and there is no current ownership in this entity and not included in the Company’s financial statements.